Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
GOODWILL [Abstract]
Goodwill
	As of December 31,
	2018	2019
Beginning balance	$5,908	$5,625
Foreign currency translation adjustment	(283)	(91)
Ending balance	$5,625	$5,534